Label	Element	Value
Innovator Emerging Markets Power Buffer ETF™ - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $0.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	114.60%
Innovator Emerging Markets Power Buffer ETF™ - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $41.82 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Innovator Emerging Markets Power Buffer ETF™ - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $35.55 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator Emerging Markets Power Buffer ETF™ - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $48.22 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(14.80%)